UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Gabelli Capital Asset Fund
Schedule of Investments — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.1%

	Aerospace — 1.9%
4,000	HEICO Corp.	$173,440
44,000	Herley Industries Inc.†	574,200
200,000	Rolls-Royce Group plc†	1,504,827

		2,252,467

	Agriculture — 0.7%
25,000	Archer-Daniels-Midland Co.	730,500
2,000	Bunge Ltd.	125,220
500	The Mosaic Co.	24,035

		879,755

	Automotive — 0.6%
20,000	Navistar International Corp.†	748,400

	Automotive: Parts and Accessories — 2.5%
1,000	BERU AG	111,201
10,000	BorgWarner Inc.	302,600
27,000	CLARCOR Inc.	846,720
30,000	Midas Inc.†	282,000
6,000	Modine Manufacturing Co.	55,620
90,000	Standard Motor Products Inc.	1,368,000

		2,966,141

	Aviation: Parts and Services — 4.0%
32,000	Curtiss-Wright Corp.	1,092,160
100,000	GenCorp Inc.†	536,000
50,000	Kaman Corp.	1,099,000
20,000	Precision Castparts Corp.	2,037,400

		4,764,560

	Broadcasting — 2.0%
36,000	CBS Corp., Cl. A, Voting	434,160
10,000	Cogeco Inc.	238,080
50,000	Fisher Communications Inc.†	909,000
18,000	Liberty Media Corp. — Capital, Cl. A†	376,560
45,000	LIN TV Corp., Cl. A†	212,850
80,000	Sinclair Broadcast Group Inc., Cl. A	286,400

		2,457,050

	Business Services — 2.3%
2,500	Ascent Media Corp., Cl. A†	64,000
30,000	Cenveo Inc.†	207,600
50,000	Diebold Inc.	1,646,500
60,000	Intermec Inc.†	846,000

		2,764,100

	Cable and Satellite — 4.8%
5,000	Adelphia Communications Corp., Cl. A† (a)	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0
5,000	Adelphia Recovery Trust†	15
140,000	Cablevision Systems Corp., Cl. A	3,325,000
15,000	DISH Network Corp., Cl. A†	288,900
2,000	EchoStar Corp., Cl. A†	36,920
25,000	Liberty Global Inc., Cl. A†	564,250
9,315	Liberty Global Inc., Cl. C†	209,215
6,000	Scripps Networks Interactive Inc., Cl. A	221,700
40,000	The DIRECTV Group Inc.†	1,103,200

		5,749,200

	Communications Equipment — 2.0%
70,000	Corning Inc.	1,071,700
44,000	Thomas & Betts Corp.†	1,323,520

		2,395,220

	Computer Software and Services — 1.6%
120,000	Furmanite Corp.†	517,200
20,000	NCR Corp.†	276,400
62,000	Yahoo! Inc.†	1,104,220

		1,897,820

	Consumer Products — 0.6%
6,000	Pactiv Corp.†	156,300
6,000	Revlon Inc., Cl. A†	29,160
65,000	Schiff Nutrition International Inc.	338,650
4,000	The Procter & Gamble Co.	231,680

		755,790

	Consumer Services — 1.4%
5,000	Liberty Media Corp. — Interactive, Cl. A†	54,850
88,000	Rollins Inc.	1,658,800

		1,713,650

	Diversified Industrial — 7.0%
26,000	Ampco-Pittsburgh Corp.	691,340
38,000	Baldor Electric Co.	1,038,920
22,000	Cooper Industries plc, Cl. A	826,540
30,000	Crane Co.	774,300
4,000	Greif Inc., Cl. A	220,200
75,000	Honeywell International Inc.	2,786,250
24,000	ITT Corp.	1,251,600
29,300	Katy Industries Inc.†	41,020
67,000	Myers Industries Inc.	721,590

		8,351,760

	Electronics — 2.3%
30,000	Cypress Semiconductor Corp.†	309,900
18,000	Intel Corp.	352,260
30,000	LSI Corp.†	164,700
75,000	Texas Instruments Inc.	1,776,750
4,000	Varian Inc.†	204,240

		2,807,850

	Energy and Utilities — 7.7%
48,000	Allegheny Energy Inc.	1,272,960
5,000	Cameron International Corp.†	189,100
9,000	Chevron Corp.	633,870
20,000	ConocoPhillips	903,200
10,000	Devon Energy Corp.	673,300
30,000	DPL Inc.	783,000
90,000	El Paso Corp.	928,800
27,000	El Paso Electric Co.†	477,090
16,000	Exxon Mobil Corp.	1,097,760
20,000	Great Plains Energy Inc.	359,000
20,000	Mirant Corp. — Old, Escrow† (a)	0
17,000	Progress Energy Inc., CVO†	3,910
15,000	Royal Dutch Shell plc, Cl. A, ADR	857,850
75,000	RPC Inc.	786,000
9,000	Southwest Gas Corp.	230,220

		9,196,060

See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Entertainment — 8.6%
25,000	Discovery Communications Inc., Cl. A†	$722,250
25,000	Discovery Communications Inc., Cl. C†	650,750
100,000	Grupo Televisa SA, ADR	1,859,000
77,000	Liberty Media Corp. — Entertainment, Cl. A†	2,395,470
50,000	Time Warner Inc.	1,439,000
65,000	Viacom Inc., Cl. A†	1,914,250
20,000	Viacom Inc., Cl. B†	560,800
25,000	Vivendi	773,567

		10,315,087

	Environmental Services — 0.9%
38,000	Waste Management Inc.	1,133,160

	Equipment and Supplies — 5.6%
28,000	AMETEK Inc.	977,480
38,000	Baldwin Technology Co. Inc., Cl. A†	70,300
10,000	Belden Inc.	231,000
40,000	Capstone Turbine Corp.†	52,800
22,000	CIRCOR International Inc.	621,720
120,000	CTS Corp.	1,116,000
9,000	Flowserve Corp.	886,860
14,500	Franklin Electric Co. Inc.	415,715
27,000	GrafTech International Ltd.†	396,900
38,000	IDEX Corp.	1,062,100
47,000	L.S. Starrett Co., Cl. A	488,800
2,000	Robbins & Myers Inc.	46,960
12,000	The Eastern Co.	190,800
6,000	Watts Water Technologies Inc., Cl. A	181,500

		6,738,935

	Financial Services — 7.7%
94,000	American Express Co.	3,186,600
12,000	Argo Group International Holdings Ltd.†	404,160
16,000	BKF Capital Group Inc.†	17,280
10,000	Deutsche Bank AG	767,700
150,000	Epoch Holding Corp.	1,312,500
15,350	JPMorgan Chase & Co.	672,637
40,000	Marsh & McLennan Companies Inc.	989,200
38,000	The Bank of New York Mellon Corp.	1,101,620
30,000	Wells Fargo & Co.	845,400

		9,297,097

	Food and Beverage — 11.8%
28,000	Brown-Forman Corp., Cl. A	1,429,960
6,250	Brown-Forman Corp., Cl. B	301,375
40,000	Cadbury plc, ADR	2,048,400
10,000	Corn Products International Inc.	285,200
139,394	Danone SA, ADR	1,686,667
48,000	Diageo plc, ADR	2,951,520
35,000	Dr. Pepper Snapple Group Inc.†	1,006,250
18,000	Fomento Economico Mexicano SAB de CV, ADR	684,900
8,000	H.J. Heinz Co.	318,000
50,000	The Coca-Cola Co.	2,685,000
32,961	Tootsie Roll Industries Inc.	783,813

		14,181,085

	Health Care — 1.8%
110,000	Boston Scientific Corp.†	1,164,900
1,000	DENTSPLY International Inc.	34,540
6,000	Henry Schein Inc.†	329,460
6,000	Laboratory Corp. of America Holdings†	394,200
8,000	Patterson Companies Inc.†	218,000

		2,141,100

	Hotels and Gaming — 2.7%
24,000	Boyd Gaming Corp.†	262,320
17,000	Canterbury Park Holding Corp.†	120,275
18,000	Churchill Downs Inc.	693,000
6,000	Dover Downs Gaming & Entertainment Inc.	34,200
80,000	Dover Motorsports Inc.	120,000
20,000	Gaylord Entertainment Co.†	402,000
14,000	International Game Technology	300,720
64,000	Las Vegas Sands Corp.†	1,077,760
24,000	MGM Mirage†	288,960

		3,299,235

	Machinery — 1.1%
45,000	CNH Global NV†	768,600
12,000	Deere & Co.	515,040

		1,283,640

	Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	142,000
4,000	Skyline Corp.	90,240

		232,240

	Metals and Mining — 2.9%
20,000	Freeport-McMoRan Copper & Gold Inc.	1,372,200
48,000	Newmont Mining Corp.	2,112,960

		3,485,160

	Publishing — 1.2%
85,000	Journal Communications Inc., Cl. A	312,800
32,000	Media General Inc., Cl. A	273,600
7,000	Meredith Corp.	209,580
50,000	News Corp., Cl. A	599,500
8,000	The E.W. Scripps Co., Cl. A†	60,000

		1,455,480

	Real Estate — 1.3%
50,000	Griffin Land & Nurseries Inc.	1,600,000

	Retail — 3.6%
31,000	Aaron’s Inc., Cl. A	632,555
40,000	CVS Caremark Corp.	1,429,600
12,000	Ingles Markets Inc., Cl. A	189,960
15,000	Safeway Inc.	295,800
15,000	The Great Atlantic & Pacific Tea Co. Inc.†	133,650
45,000	Walgreen Co.	1,686,150

		4,367,715

	Specialty Chemicals — 3.9%
115,000	Ferro Corp.	1,023,500
40,000	Hawkins Inc.	934,400
20,000	International Flavors & Fragrances Inc.	758,600
110,000	Omnova Solutions Inc.†	712,800
5,000	Quaker Chemical Corp.	109,650
40,000	Sensient Technologies Corp.	1,110,800

		4,649,750

	Telecommunications — 2.7%
180,000	Cincinnati Bell Inc.†	630,000
12,000	Rogers Communications Inc., Cl. B	338,400
250,000	Sprint Nextel Corp.†	987,500
33,000	Telephone & Data Systems Inc.	1,023,330
See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund
Schedule of Investments (Continued) — September 30, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)

	Telecommunications (Continued)
10,000	Telephone & Data Systems Inc., Special	$296,800

		3,276,030

	Transportation — 0.5%
20,000	GATX Corp.	559,000

	Wireless Communications — 1.2%
30,000	Price Communications Corp., Escrow† (a)	0
38,000	United States Cellular Corp.†	1,484,660

		1,484,660

	TOTAL COMMON STOCKS	119,199,197

	WARRANTS — 0.0%

	Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	1,480

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$1,065,000	U.S. Treasury Bills, 0.096% to 0.147% ††, 11/12/09 to 12/31/09	1,064,729

	TOTAL INVESTMENTS — 100.0% (Cost $101,641,148)	$120,265,406

	Aggregate book cost	$101,641,148

	Gross unrealized appreciation	$29,005,023

	Gross unrealized depreciation	(10,380,765)

	Net unrealized appreciation/depreciation	$18,624,258

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2009, the market value of fair valued securities amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation
See accompanying notes to schedule of investments.

Gabelli Capital Asset Fund
Notes to Schedule of Investments (Unaudited)
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC, the Adviser.
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of September 30, 2009 is as follows:

	Valuation Inputs
		Level 2
		Other	Level 3	Total
	Level 1	Significant	Significant	Market Value
	Quoted	Observable	Unobservable	at
	Prices	Inputs	Inputs	9/30/09
INVESTMENT IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Cable and Satellite	$5,749,200	—	$0	$5,749,200
Energy and Utilities	9,196,060	—	0	9,196,060
Wireless Communications	1,484,660	—	0	1,484,660
Other Industries (a)	102,769,277	—	—	102,769,277

Total Common Stocks	119,199,197	—	0	119,199,197

Warrants (a)	1,480			1,480
U.S. Government Obligations	—	$1,064,729	—	1,064,729

TOTAL INVESTMENTS IN SECURITIES	$119,200,677	$1,064,729	$0	$120,265,406

(a)	Security and industry classifications for these categories are detailed in the Schedule of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determined fair value:

								Net change in unrealized
				Change in				appreciation/depreciation
				unrealized				during the period on
	Balance as of	Accrued discounts/		appreciation/	Net	Transfers in and/or	Balance as of	Level 3 investments held
	12/31/08	(premiums)	Realized gain/(loss)	depreciation	purchases/(sales)	out of Level 3	9/30/09	at 9/30/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Cable and Satellite	$0	$—	$—	$—	$—	$—	$0	$—
Energy and Utilities	5,610	—	—	—	—	(5,610)	0	—
Wireless Communications	0	—	—	—	—	—	0	—

Total Common Stocks	5,610	—	—	—	—	(5,610)	0	—

TOTAL INVESTMENTS IN SECURITIES	$5,610	$—	$—	$—	$—	$(5,610)	$0	$—

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/24/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 11/24/09

By (Signature and Title)*	/s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 11/24/09

*	Print the name and title of each signing officer under his or her signature.